Leases (Details 2) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Less: Imputed interest	$ (930)
Total operating lease liabilities	$ 4,172	$ 5,445	$ 5,967
Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
2022		2,224
2023		2,276
2024		1,228
2025		151
2026		152
Thereafter		732
Total minimum lease payments		6,763
Less: Imputed interest		(1,318)
Total operating lease liabilities		$ 5,445